Virtus Newfleet Multi-Sector Bond ETF (Ticker: NFLT) (the “Fund”),

a series of ETFis Series Trust I

Supplement dated December 23, 2019 to the

currently effective Prospectus for the Fund

Important Notice to Investors

Effective January 1, 2020, Virtus ETF Advisers LLC, the Fund’s investment adviser (the “Adviser”), contractually agreed to reduce its management fee from the annual rate of 0.70% to the annual rate of 0.45% of the Fund’s average daily net assets. As a result, the information appearing under “Risk/Return Summary Information – Fees and Expenses of the Fund” in the Fund’s Prospectus will be replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee[1]	0.45%
Other Expenses	0.16%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

(1)       The “Management Fee” and “Acquired Fund Fees and Expenses” have been restated to reflect current fees.

(2)       The Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), has entered into an expense limitation agreement (“Expense Limitation Agreement”) to limit the Fund’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (“1940 Act”)) so that such expenses do not exceed 0.49% of the Fund’s average daily net assets through at least February 28, 2021. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$185	$333	$762

In addition, effective January 1, 2020, the information appearing under “Management of the Fund – Investment Adviser – Adviser Compensation” and “– Expense Limitation Agreement” in the Fund’s Prospectus will be replaced with the following:

Adviser Compensation. Effective January 1, 2020, the Adviser contractually agreed to reduce its management fee to the annual rate of 0.45% of the Fund’s average daily net assets. Prior to January 1, 2020, the Adviser received monthly compensation from the Fund at the annual rate of 0.70% of the Fund’s average daily net assets. For the fiscal year ended October 31, 2018, the Fund paid the Adviser advisory fees at the rate of 0.70% of the Fund’s average daily net assets, net of reimbursements.

Expense Limitation Agreement. The Adviser has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) so that such expenses do not exceed 0.49% of the Fund’s average daily net assets through at least February 28, 2021. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

Investors should retain this supplement with the Fund’s

Prospectus for future reference.

Virtus Newfleet Multi-Sector Bond ETF (Ticker: NFLT) (the “Fund”),

a series of ETFis Series Trust I

Supplement dated December 23, 2019 to the

currently effective Statement of Additional Information (“SAI”) for the Fund

Important Notice to Investors

Effective January 1, 2020, Virtus ETF Advisers LLC, the Fund’s investment adviser (the “Adviser”), contractually agreed to reduce its management fee from the annual rate of 0.70% to the annual rate of 0.45% of the Fund’s average daily net assets. As a result, the information appearing under “Management Services – Adviser – Adviser Compensation” and “– Expense Limitation Agreement” in the Fund’s SAI will be replaced with the following:

Adviser Compensation. Effective January 1, 2020, the Adviser contractually agreed to reduce its management fee to the annual rate of 0.45% of the Fund’s average daily net assets. Prior to January 1, 2020, the Adviser received monthly compensation from the Fund at the annual rate of 0.70% of the Fund’s average daily net assets. The Fund paid the Adviser advisory fees equal to $999,909, $1,221,742, and $928,278 (net of reimbursements) for the fiscal years ended October 31, 2016, 2017, and 2018, respectively.

Expense Limitation Agreement. The Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) to limit the Fund’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) so that such expenses do not exceed 0.49% of the Fund’s average daily net assets through at least February 28, 2021. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

For the fiscal years ended October 31, 2016, 2017, and 2018, the Adviser waived fees and reimbursed expenses for the Fund as follows. The Fund may recoup such waivers until the date indicated.

October 31	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
2016	$183,990	$183,990	10/31/19
2017	$83,625	$83,625	10/31/20
2018	$81,340	$81,340	10/31/21

Investors should retain this supplement with the Fund’s

SAI for future reference.